LVIP SSGA International Index Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.50%
Australia–6.54%
†Afterpay	40,713	$ 2,399,810
AGL Energy	127,014	1,240,206
AMP	714,559	672,879
Ampol	47,268	815,781
APA Group	223,823	1,663,828
†Aristocrat Leisure	119,968	2,616,327
ASX	36,750	2,148,611
Aurizon Holdings	424,149	1,304,838
AusNet Services	412,947	557,451
Australia & New Zealand Banking Group	568,281	7,089,869
BHP Group	596,514	15,410,100
BlueScope Steel	111,321	1,025,690
Brambles	288,390	2,189,755
†CIMIC Group	20,732	277,700
Coca-Cola Amatil	104,489	715,216
Cochlear	13,301	1,900,293
Coles Group	261,976	3,191,591
Commonwealth Bank of Australia	358,767	16,509,114
Computershare	101,158	894,915
†Crown Resorts	79,376	504,231
CSL	91,965	18,996,900
Dexus	199,042	1,274,847
Evolution Mining	355,065	1,483,260
Fortescue Metals Group	335,169	3,937,574
Goodman Group	324,977	4,207,614
GPT Group	412,759	1,161,172
†Insurance Australia Group	468,032	1,481,047
James Hardie Industries	92,149	2,208,977
LendLease Group	120,231	960,461
Macquarie Group	66,390	5,754,967
Magellan Financial Group	26,419	1,089,625
Medibank	570,717	1,029,800
Mirvac Group	901,999	1,413,970
National Australia Bank	641,338	8,239,229
Newcrest Mining	159,555	3,618,053
Northern Star Resources	162,283	1,608,069
Oil Search	319,595	611,299
Orica	80,976	901,572
Origin Energy	352,592	1,091,946
†Qantas Airways	154,254	452,371
QBE Insurance Group	318,821	1,983,077
†Ramsay Health Care	39,736	1,894,563
REA Group	11,229	894,151
Rio Tinto (Australian Securities Exchange)	73,871	5,045,490
Santos	350,731	1,240,108
†Scentre Group	1,060,296	1,688,148
†SEEK	71,095	1,096,743
Sonic Healthcare	86,376	2,051,187
South32	698,201	1,036,168
South32 (London Stock Exchange)	368,248	543,730
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Stockland	429,346	$ 1,172,897
Suncorp Group	252,449	1,541,079
†Sydney Airport	275,092	1,168,170
†Tabcorp Holdings	469,490	1,130,587
Telstra	792,262	1,586,306
†TPG Telecom	79,097	417,391
Transurban Group	544,451	5,559,332
Treasury Wine Estates	138,038	886,929
Vicinity Centres	683,296	682,342
Washington H Soul Pattinson & Co.	25,511	433,335
Wesfarmers	227,329	7,266,398
†Westpac Banking	726,079	8,828,610
WiseTech Global	30,236	566,312
Woodside Petroleum	195,781	2,484,865
Woolworths Group	252,611	6,605,440
		182,454,316
Austria–0.16%
ANDRITZ	15,516	478,912
†Erste Group Bank	61,262	1,282,851
OMV	28,032	766,985
†Raiffeisen Bank International	31,533	482,643
Verbund	14,513	792,587
voestalpine	24,055	633,990
		4,437,968
Belgium–0.88%
Ageas	35,067	1,434,910
Anheuser-Busch InBev	152,991	8,237,099
Colruyt	11,289	732,617
Elia Group	6,775	677,287
†Galapagos	8,399	1,190,725
Groupe Bruxelles Lambert	24,452	2,204,393
†KBC Group	51,580	2,586,533
Proximus	32,419	591,420
Sofina	2,794	762,780
Solvay Class A	14,260	1,226,823
Telenet Group Holding	9,867	382,980
UCB	26,165	2,971,654
Umicore	39,728	1,652,467
		24,651,688
Chile–0.04%
Antofagasta	84,045	1,109,160
		1,109,160
China–0.15%
†BeiGene ADR	7,800	2,234,232
Budweiser Brewing	349,200	1,021,354
Microport Scientific	146,000	583,825
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yangzijiang Shipbuilding Holdings	470,300	$ 343,547
		4,182,958
Denmark–2.53%
Ambu Class B	35,801	1,008,134
AP Moller - Maersk Class A	656	960,245
AP Moller - Maersk Class B	1,300	2,055,144
Carlsberg Class B	20,863	2,810,707
Chr Hansen Holding	21,332	2,367,979
Coloplast Class B	23,409	3,710,068
†Danske Bank	146,745	1,984,888
†Demant	23,525	737,770
DSV Panalpina	42,195	6,844,163
†Genmab	13,542	4,914,467
GN Store Nord	23,990	1,807,328
H Lundbeck	14,854	489,235
Novo Nordisk Class B	349,795	24,235,400
Novozymes Class B	41,254	2,592,911
Orsted	37,622	5,186,586
†Pandora	21,759	1,569,645
Tryg	25,758	810,925
Vestas Wind Systems	40,419	6,531,972
		70,617,567
Finland–1.21%
Elisa	28,903	1,699,240
Fortum	90,255	1,824,790
Kone Class B	67,700	5,944,292
Neste	83,379	4,390,712
†Nokia (London Stock Exchange)	1,125,742	4,405,993
†Nordea Bank	643,909	4,892,842
Orion Class B	22,258	1,008,435
Sampo Class A	98,307	3,893,238
Stora Enso Class R	115,102	1,801,584
UPM-Kymmene	103,790	3,159,045
Wartsila	94,584	742,779
		33,762,950
France–10.49%
†Accor	43,277	1,211,324
Aeroports de Paris	6,327	627,669
Air Liquide	95,732	15,174,446
†Airbus	118,269	8,577,528
†Alstom	36,676	1,832,075
†Amundi	12,897	909,040
Arkema	14,670	1,555,375
†Atos	19,646	1,578,676
AXA	388,024	7,181,533
BioMerieux	8,829	1,382,005
†BNP Paribas	226,323	8,187,127
Bollore	187,188	697,238
Bouygues	42,213	1,458,727
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Bureau Veritas	61,235	$ 1,380,318
Capgemini	31,770	4,075,943
Carrefour	123,033	1,965,955
†Cie de Saint-Gobain	101,235	4,240,444
Cie Generale des Etablissements Michelin	35,039	3,761,349
†CNP Assurances	36,584	458,809
Covivio	10,450	733,787
†Creditricole	236,035	2,059,379
Danone	123,902	8,025,750
†Dassault Aviation	534	450,456
Dassault Systemes	26,050	4,860,463
Edenred	49,325	2,214,505
†Eiffage	17,975	1,467,024
†Electricite de France	126,647	1,337,829
†Engie	362,809	4,848,401
†EssilorLuxottica	56,970	7,755,687
†Eurazeo	8,562	463,547
†Eurofins Scientific	2,482	1,966,157
†Faurecia	16,181	697,472
Gecina	10,482	1,381,796
†Getlink	92,215	1,249,171
Hermes International	6,292	5,419,001
ICADE	6,915	387,450
Iliad	2,271	416,579
†Ingenico Group	12,785	1,980,812
Ipsen	8,038	840,243
†JCDecaux	15,875	274,450
Kering	15,222	10,097,396
Klepierre	49,158	688,113
La Francaise des Jeux SAEM	18,848	691,466
Legrand	54,246	4,320,655
L'Oreal	50,844	16,546,100
LVMH Moet Hennessy Louis Vuitton	56,388	26,383,969
†Natixis	195,108	438,464
Orange	395,190	4,116,123
†Orpea	11,336	1,287,960
Pernod Ricard	42,525	6,780,011
†Peugeot	118,794	2,154,263
Publicis Groupe	47,245	1,522,704
Remy Cointreau	4,810	877,978
†Renault	36,247	940,278
†Safran	64,242	6,320,581
Sanofi	229,013	22,949,808
Sartorius Stedim Biotech	5,894	2,034,388
Schneider Electric	111,716	13,886,174
†SCOR	33,793	940,863
SEB	4,812	782,773
SES FDR	77,639	549,636
†Societe Generale	164,743	2,186,784
Sodexo	16,053	1,144,318
STMicroelectronics	125,307	3,843,165

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Suez	72,836	$ 1,345,793
Teleperformance	11,531	3,555,028
Thales	21,652	1,622,768
TOTAL	501,058	17,207,611
†Ubisoft Entertainment	17,718	1,596,888
Unibail-Rodamco-Westfield	168,170	1,021,292
Valeo	50,213	1,541,950
Veolia Environnement	103,995	2,243,804
†Vinci	103,716	8,666,147
Vivendi	162,739	4,545,115
Wendel	5,771	523,496
†Worldline	27,863	2,281,511
		292,720,913
Germany–8.81%
†adidas	38,403	12,401,941
Allianz	84,506	16,219,207
†Aroundtown	252,661	1,268,320
BASF	185,097	11,271,674
Bayer	198,469	12,244,285
Bayerische Motoren Werke	65,451	4,750,244
Beiersdorf	20,680	2,347,953
Brenntag	31,336	1,992,400
Carl Zeiss Meditec Class B	8,578	1,083,406
†Commerzbank	213,529	1,050,080
Continental	22,354	2,422,465
Covestro	33,739	1,673,118
Daimler	171,826	9,269,165
†Delivery Hero	25,857	2,966,813
†Deutsche Bank	386,025	3,253,962
Deutsche Boerse	38,013	6,664,446
†Deutsche Lufthansa	50,640	438,632
Deutsche Post	198,722	9,017,121
Deutsche Telekom	672,469	11,196,628
Deutsche Wohnen	67,065	3,351,859
E.ON	446,391	4,920,304
Evonik Industries	40,700	1,052,865
†Fraport Frankfurt Airport Services Worldwide	8,868	349,147
Fresenius & Co.	82,296	3,742,351
Fresenius Medical Care & Co.	41,868	3,539,382
GEA Group	34,126	1,195,713
Hannover Rueck	12,336	1,909,746
HeidelbergCement	28,088	1,716,341
Henkel & Co.	19,599	1,833,057
HOCHTIEF	5,270	409,108
Infineon Technologies	249,863	7,042,583
KION Group	13,842	1,181,957
Knorr-Bremse	10,307	1,213,768
LANXESS	15,612	893,259
LEG Immobilien	12,969	1,848,585
Merck	25,330	3,692,920
METRO	38,376	382,181
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
MTU Aero Engines	10,700	$ 1,773,746
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	27,812	7,070,290
Nemetschek	12,664	925,628
†Puma	17,680	1,589,345
†QIAGEN	43,250	2,246,384
RWE	130,499	4,887,103
SAP	210,101	32,716,527
Scout24	20,155	1,758,060
Siemens	155,153	19,594,112
Siemens Healthineers	54,495	2,446,195
Symrise	26,697	3,687,455
†TeamViewer	28,507	1,405,960
Telefonica Deutschland Holding	190,187	486,070
†thyssenkrupp	86,241	433,940
Uniper	42,898	1,384,709
United Internet	19,309	738,430
Volkswagen	6,918	1,209,157
Vonovia	102,086	6,998,293
†Zalando	29,429	2,749,546
		245,907,936
Greenland–0.16%
Ferguson	44,502	4,478,255
		4,478,255
Hong Kong–3.14%
AIA Group	2,452,800	24,381,062
ASM Pacific Technology	65,000	665,415
Bank of East Asia	277,746	512,737
BOC Hong Kong Holdings	760,000	2,014,749
CK Asset Holdings	501,424	2,463,863
CK Hutchison Holdings	522,660	3,167,190
CK Infrastructure Holdings	141,000	661,685
CLP Holdings	320,500	2,992,590
†Galaxy Entertainment Group	423,000	2,859,774
Hang Lung Properties	431,000	1,098,431
Hang Seng Bank	146,900	2,176,291
Henderson Land Development	309,149	1,147,907
HK Electric Investments	564,808	583,938
HKT Trust	806,592	1,070,595
Hong Kong & China Gas	2,078,437	3,017,970
Hong Kong Exchanges & Clearing	241,708	11,378,034
Hongkong Land Holdings	248,700	926,565
Jardine Matheson Holdings	43,600	1,733,169
Jardine Strategic Holdings	47,200	935,826
Kerry Properties	139,531	358,851
Link REIT	404,015	3,310,655

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Melco Resorts & Entertainment ADR	44,746	$ 745,021
MTR	283,296	1,405,972
New World Development	280,869	1,371,121
†Pacific Century Premium Developments	97,696	25,762
PCCW	904,596	541,150
Power Assets Holdings	254,000	1,338,772
†Sands China	493,468	1,912,786
Sino Land	653,587	765,158
†SJM Holdings	422,591	500,967
Sun Hung Kai Properties	255,005	3,286,128
Swire Pacific Class A	106,000	513,197
Swire Properties	249,361	660,702
Techtronic Industries	287,500	3,822,513
WH Group	1,768,293	1,442,409
Wharf Real Estate Investment	317,000	1,299,401
†Wynn Macau	332,353	533,361
		87,621,717
Ireland–0.70%
†AerCap Holdings	23,488	591,663
CRH	156,729	5,683,200
†Flutter Entertainment	30,588	4,854,569
Kerry Group Class A	31,325	4,012,279
†Kingspan Group	29,527	2,687,141
Smurfit Kappa Group	45,926	1,802,042
		19,630,894
Isle Of Man–0.06%
†GVC Holdings	124,017	1,553,217
		1,553,217
Israel–0.58%
Azrieli Group	9,046	403,862
Bank Hapoalim	203,905	1,089,456
Bank Leumi Le-Israel	284,784	1,253,723
†Check Point Software Technologies	22,664	2,727,386
†CyberArk Software	8,000	827,360
Elbit Systems	5,177	628,418
ICL Group	150,076	530,302
Israel Discount Bank Class A	248,083	669,252
Mizrahi Tefahot Bank	29,977	531,726
†Nice	12,035	2,728,629
†Teva Pharmaceutical Industries	139,930	1,265,678
†Teva Pharmaceutical Industries ADR	84,569	761,967
†Wix.com	10,400	2,650,440
		16,068,199
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy–2.06%
Assicurazioni Generali	215,042	$ 3,030,890
†Atlantia	91,704	1,436,200
†CNH Industrial	199,711	1,544,633
Davide Campari-Milano	125,733	1,372,305
DiaSorin	5,521	1,110,780
Enel	1,645,374	14,275,111
Eni	504,492	3,943,141
Ferrari	26,019	4,774,976
†FinecoBank Banca Fineco	129,776	1,787,497
Infrastrutture Wireless Italiane	52,629	580,618
†Intesa Sanpaolo	3,310,628	6,228,673
Leonardo	84,063	490,982
Mediobanca Banca di Credito Finanziario	132,363	1,037,186
†Moncler	35,950	1,471,129
†Nexi SpA	68,832	1,379,545
†Pirelli & C	85,251	365,278
Poste Italiane	111,347	986,734
Prysmian	51,434	1,493,009
Recordati Industria Chimica e Farmaceutica	22,285	1,141,549
Snam	388,864	1,999,837
Telecom Italia	1,944,114	779,207
Telecom Italia RSP	1,284,683	518,720
Tenaris	100,642	501,405
Terna Rete Elettrica Nazionale	268,067	1,875,610
†UniCredit	418,070	3,454,187
		57,579,202
Japan–25.82%
ABC-Mart	7,000	364,464
Acom	85,100	370,175
Advantest	37,400	1,819,158
Aeon	138,000	3,712,317
Aeon Mall	21,790	306,301
AGC	34,200	1,005,119
Air Water	31,800	430,086
Aisin Seiki	34,700	1,110,195
Ajinomoto	101,200	2,074,097
Alfresa Holdings	41,800	915,537
Amada	70,600	660,445
†ANA Holdings	24,500	566,698
Aozora Bank	25,200	418,433
Asahi Group Holdings	74,200	2,586,064
Asahi Intecc	41,600	1,307,432
Asahi Kasei	256,500	2,237,610
Astellas Pharma	368,800	5,497,552
Bandai Namco Holdings	41,000	3,004,071
Bank of Kyoto	11,300	546,357
Benesse Holdings	15,300	393,805
Bridgestone	104,600	3,306,316
Brother Industries	47,500	755,601

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Calbee	17,100	$ 563,239
Canon	194,700	3,229,403
Casio Computer	39,300	636,357
Central Japan Railway	28,400	4,070,845
Chiba Bank	80,000	441,419
Chubu Electric Power	138,800	1,688,288
Chugai Pharmaceutical	134,100	6,017,798
Chugoku Electric Power	59,300	741,417
Coca-Cola Bottlers Japan Holdings	26,400	441,937
Concordia Financial Group	225,700	785,024
Cosmos Pharmaceutical	4,300	749,363
CyberAgent	21,600	1,333,833
Dai Nippon Printing	52,400	1,062,132
Daicel	53,100	382,721
Daifuku	21,600	2,180,248
Dai-ichi Life Holdings	226,600	3,197,403
Daiichi Sankyo	342,600	10,517,047
Daikin Industries	50,100	9,257,187
Daito Trust Construction	14,100	1,249,891
Daiwa House Industry	109,600	2,810,946
†Daiwa House REIT Investment	398	1,015,568
Daiwa Securities Group	260,800	1,096,903
Denso	84,900	3,721,312
Dentsu	41,900	1,236,741
Disco	5,700	1,393,676
East Japan Railway	59,400	3,653,023
Eisai	49,800	4,548,348
Electric Power Development	31,200	481,236
ENEOS Holdings	629,860	2,247,257
FamilyMart	29,400	662,535
FANUC	38,800	7,446,318
Fast Retailing	11,700	7,352,527
Fuji Electric	27,000	855,917
FUJIFILM Holdings	70,500	3,475,075
Fujitsu	38,800	5,300,762
Fukuoka Financial Group	36,700	616,851
†GLP J-REIT	799	1,229,731
GMO Payment Gateway	8,700	931,967
Hakuhodo DY Holdings	49,700	642,688
Hamamatsu Photonics	29,900	1,511,045
Hankyu Hanshin Holdings	42,100	1,353,478
Hikari Tsushin	4,500	1,073,649
Hino Motors	61,200	397,109
Hirose Electric	5,387	696,029
Hisamitsu Pharmaceutical	7,300	373,211
Hitachi	192,100	6,504,399
Hitachi Construction Machinery	22,900	829,843
Hitachi Metals	45,700	704,698
Honda Motor	327,000	7,765,356
Hoshizaki	11,600	925,637
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hoya	75,800	$ 8,559,058
Hulic	64,600	606,151
Idemitsu Kosan	41,783	892,099
Iida Group Holdings	31,400	635,525
Inpex	206,100	1,105,971
Isetan Mitsukoshi Holdings	71,700	380,647
Isuzu Motors	117,500	1,027,628
Ito En	11,700	834,423
ITOCHU	269,000	6,887,969
Itochu Techno-Solutions	20,500	777,676
†Japan Airlines	24,500	456,967
Japan Airport Terminal	10,800	478,466
Japan Exchange Group	97,800	2,741,164
†Japan Post Bank	86,300	673,123
†Japan Post Holdings	328,600	2,240,741
Japan Post Insurance	47,500	747,901
Japan Prime Realty Investment	167	518,138
Japan Real Estate Investment	241	1,232,122
Japan Retail Fund Investment	558	863,237
Japan Tobacco	237,400	4,331,073
†JFE Holdings	80,600	564,343
JGC Holdings	46,900	486,451
JSR	41,000	974,494
JTEKT	43,900	344,343
Kajima	95,800	1,154,219
Kakaku.com	29,000	764,553
Kamigumi	22,900	451,252
Kansai Electric Power	151,600	1,469,291
Kansai Paint	36,800	914,662
Kao	96,500	7,244,324
†Kawasaki Heavy Industries	29,500	398,520
KDDI	332,000	8,350,315
Keihan Holdings	20,500	851,194
Keikyu	47,000	723,412
Keio	21,900	1,355,736
Keisei Electric Railway	27,600	779,534
Keyence	36,876	17,238,758
Kikkoman	26,900	1,492,245
Kintetsu Group Holdings	31,600	1,348,572
Kirin Holdings	160,600	3,016,485
Kobayashi Pharmaceutical	10,500	1,014,572
Kobe Bussan	13,500	743,461
Koito Manufacturing	22,300	1,137,873
Komatsu	171,500	3,766,661
Konami Holdings	19,900	860,844
Kose	7,100	869,307
Kubota	216,500	3,879,079
Kuraray	68,100	660,744
Kurita Water Industries	21,100	697,749
Kyocera	62,700	3,589,984

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyowa Kirin	51,800	$ 1,474,065
Kyushu Electric Power	80,800	733,108
Kyushu Railway	34,100	729,074
Lasertec	16,500	1,356,282
Lawson	10,700	510,204
†LINE	13,700	697,351
Lion	47,800	981,290
LIXIL Group	55,200	1,115,718
M3	87,500	5,412,419
Makita	42,500	2,034,020
Marubeni	309,000	1,754,318
Marui Group	39,100	750,300
Maruichi Steel Tube	17,200	430,609
†Mazda Motor	121,200	710,928
McDonald's Holdings	14,200	690,659
Mebuki Financial Group	198,510	450,458
Medipal Holdings	37,600	753,966
MEIJI Holdings	24,668	1,884,284
†Mercari	14,200	656,230
MINEBEA MITSUMI	71,500	1,361,948
MISUMI Group	56,300	1,578,478
Mitsubishi	264,800	6,338,080
Mitsubishi Chemical Holdings	275,800	1,592,023
Mitsubishi Electric	361,900	4,910,692
Mitsubishi Estate	230,600	3,493,038
Mitsubishi Gas Chemical	34,200	636,238
Mitsubishi Heavy Industries	62,800	1,390,437
Mitsubishi Materials	23,800	469,021
†Mitsubishi Motors	142,900	315,541
Mitsubishi UFJ Financial Group	2,459,900	9,817,153
Mitsubishi UFJ Lease & Finance	85,900	399,122
Mitsui & Co.	329,100	5,654,861
Mitsui Chemicals	38,000	918,448
Mitsui Fudosan	194,900	3,391,586
Miura	19,200	941,741
Mizuho Financial Group	478,782	5,975,997
MonotaRO	26,700	1,326,214
MS&AD Insurance Group Holdings	85,054	2,291,628
Murata Manufacturing	115,000	7,478,123
Nabtesco	24,000	871,353
Nagoya Railroad	39,800	1,091,088
NEC	50,500	2,953,934
Nexon	99,200	2,474,422
NGK Insulators	54,500	778,175
NGK Spark Plug	33,400	583,173
NH Foods	17,500	782,230
Nidec	89,600	8,402,498
Nihon M&A Center	32,800	1,876,468
Nikon	68,400	461,540
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nintendo	22,600	$ 12,807,219
Nippon Building Fund	247	1,398,015
Nippon Express	16,700	974,497
Nippon Paint Holdings	29,300	3,016,326
†Nippon Prologis REIT	424	1,429,841
Nippon Shinyaku	9,600	790,405
†Nippon Steel	162,022	1,529,557
Nippon Telegraph & Telephone	255,300	5,212,376
Nippon Yusen	32,600	565,641
Nissan Chemical	26,900	1,434,037
†Nissan Motor	470,700	1,664,676
Nisshin Seifun Group	42,165	669,206
Nissin Foods Holdings	13,500	1,268,297
Nitori Holdings	15,700	3,256,994
Nitto Denko	34,200	2,228,086
Nomura Holdings	613,200	2,802,280
Nomura Real Estate Holdings	26,700	508,133
†Nomura Real Estate Master Fund	953	1,193,890
Nomura Research Institute	70,207	2,067,209
NSK	74,300	568,718
NTT Data	135,900	1,739,154
NTT DOCOMO	233,400	8,576,540
Obayashi	116,800	1,066,301
Obic	14,800	2,602,768
Odakyu Electric Railway	63,500	1,596,253
Oji Holdings	183,800	844,574
Olympus	230,500	4,793,417
Omron	35,700	2,791,244
Ono Pharmaceutical	79,700	2,506,871
Oracle	8,200	885,410
Oriental Land	39,700	5,567,733
ORIX	258,700	3,231,230
Orix JREIT	554	852,391
Osaka Gas	75,700	1,473,809
Otsuka	22,300	1,139,560
Otsuka Holdings	76,500	3,240,945
Pan Pacific International Holdings	90,300	2,102,931
Panasonic	434,200	3,698,549
Park24	24,700	401,020
†PeptiDream	19,800	929,190
Persol Holdings	37,800	617,432
Pigeon	24,600	1,099,159
Pola Orbis Holdings	19,500	367,679
Rakuten	161,700	1,743,605
Recruit Holdings	255,600	10,151,243
†Renesas Electronics	159,500	1,170,673
Resona Holdings	416,100	1,417,581
Ricoh	144,400	974,732
Rinnai	7,200	702,297
Rohm	19,500	1,507,545

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ryohin Keikaku	50,900	$ 845,775
Santen Pharmaceutical	77,500	1,584,555
SBI Holdings	49,870	1,292,224
SCSK	11,400	637,818
Secom	41,300	3,779,588
Sega Sammy Holdings	36,900	449,736
†Seibu Holdings	42,300	455,495
Seiko Epson	58,100	668,164
Sekisui Chemical	77,400	1,238,034
Sekisui House	129,500	2,294,834
Seven & i Holdings	149,400	4,641,870
Seven Bank	127,100	308,033
SG Holdings	30,700	1,597,433
Sharp	45,400	564,742
Shimadzu	47,300	1,439,639
Shimamura	4,700	456,575
Shimano	14,500	2,862,229
Shimizu	126,000	948,547
Shin-Etsu Chemical	71,100	9,303,737
Shinsei Bank	41,400	511,177
Shionogi & Co.	52,500	2,810,021
Shiseido	79,000	4,573,305
Shizuoka Bank	96,700	667,824
†Showa Denko	28,700	526,784
SMC	11,400	6,359,335
Softbank	578,700	6,466,586
SoftBank Group	317,700	19,657,538
Sohgo Security Services	15,200	724,069
Sompo Holdings	72,375	2,498,612
Sony	254,100	19,474,739
Square Enix Holdings	19,400	1,283,917
Stanley Electric	27,900	804,054
Subaru	118,300	2,296,540
SUMCO	53,100	749,192
Sumitomo	230,900	2,783,381
Sumitomo Chemical	317,500	1,050,918
Sumitomo Dainippon Pharma	25,500	336,023
Sumitomo Electric Industries	152,700	1,718,992
Sumitomo Heavy Industries	23,000	535,115
Sumitomo Metal Mining	45,700	1,417,353
Sumitomo Mitsui Financial Group	261,200	7,303,363
Sumitomo Mitsui Trust Holdings	63,446	1,687,903
Sumitomo Realty & Development	67,900	2,010,051
Sumitomo Rubber Industries	36,400	338,125
Sundrug	15,300	576,732
Suntory Beverage & Food	29,000	1,089,049
Suzuken Aichi	15,450	589,326
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Suzuki Motor	71,400	$ 3,058,621
Sysmex	34,500	3,301,026
T&D Holdings	98,800	974,002
Taiheiyo Cement	25,700	656,211
Taisei	42,000	1,421,577
Taisho Pharmaceutical Holdings	7,700	507,097
Taiyo Nippon Sanso	27,700	425,919
Takeda Pharmaceutical	317,975	11,365,357
TDK	27,000	2,948,203
Teijin	38,000	589,319
Terumo	128,100	5,100,262
THK	25,700	646,754
TIS	49,100	1,042,883
Tobu Railway	41,200	1,273,153
Toho (Tokyo)	24,600	1,014,227
Toho Gas	15,900	786,745
Tohoku Electric Power	94,800	950,094
Tokio Marine Holdings	125,000	5,469,318
Tokyo Century	9,100	496,003
†Tokyo Electric Power	325,400	894,905
Tokyo Electron	30,000	7,837,635
Tokyo Gas	74,700	1,704,690
Tokyu	90,300	1,171,945
Tokyu Fudosan Holdings	130,400	563,290
Toppan Printing	59,600	842,441
Toray Industries	273,200	1,249,891
Toshiba	79,400	2,025,460
Tosoh	55,400	899,474
TOTO	29,400	1,354,730
Toyo Suisan Kaisha	18,900	998,037
Toyoda Gosei	13,900	319,158
Toyota Industries	31,600	2,000,969
Toyota Motor	430,900	28,598,832
Toyota Tsusho	45,800	1,288,183
Trend Micro	26,900	1,639,250
Tsuruha Holdings	7,900	1,119,959
Unicharm	78,200	3,497,360
United Urban Investment	599	666,541
USS	46,700	835,621
Welcia Holdings	20,200	885,839
West Japan Railway	30,100	1,487,190
Yakult Honsha	25,500	1,415,890
Yamada Denki	133,900	667,750
Yamaha	24,200	1,160,652
Yamaha Motor	57,700	838,420
Yamato Holdings	65,800	1,733,332
Yamazaki Baking	32,500	566,507
Yaskawa Electric	52,600	2,057,875
Yokogawa Electric	50,700	805,194
Yokohama Rubber	25,300	360,155
Z Holdings	552,100	3,687,709

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ZOZO	18,100	$ 505,073
		720,693,828
Malta–0.00%
=†πAZ. BGP Holdings	160,069	0
		0
Netherlands–4.39%
ABN AMRO Bank	90,153	753,636
†Adyen	3,603	6,645,673
Aegon	348,378	901,710
Akzo Nobel	37,580	3,798,226
†Altice Europe Class A	142,487	678,397
†Argenx	9,072	2,396,517
ASML Holding	85,619	31,625,335
EXOR	19,565	1,062,041
†Heineken	51,382	4,574,374
†Heineken Holding	23,412	1,824,452
†ING Groep	778,029	5,552,688
†Just Eat Takeaway.com	24,662	2,760,828
Koninklijke Ahold Delhaize	220,109	6,505,961
Koninklijke DSM	33,946	5,588,580
Koninklijke KPN	725,949	1,703,306
†Koninklijke Philips	184,128	8,694,360
Koninklijke Vopak	14,985	844,374
NN Group	54,603	2,046,723
†Prosus	97,975	9,043,349
†Randstad	25,393	1,324,129
Royal Dutch Shell Class A	831,207	10,376,225
Royal Dutch Shell Class B	750,859	9,105,702
Wolters Kluwer	54,018	4,607,867
		122,414,453
New Zealand–0.31%
†a2 Milk	156,626	1,594,058
Auckland International Airport	254,265	1,234,174
Fisher & Paykel Healthcare	116,880	2,579,603
Mercury	143,836	486,709
Meridian Energy	273,122	898,264
Ryman Healthcare	85,251	800,926
Spark New Zealand	348,797	1,088,351
		8,682,085
Norway–0.56%
†Adevinta	48,699	836,928
†DNB	184,700	2,572,985
Equinor	195,813	2,774,213
Gjensidige Forsikring	42,625	865,062
†Marine Harvest	87,085	1,549,406
†Norsk Hydro	286,623	791,144
Orkla	146,216	1,475,681
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Schibsted Class B	20,889	$ 832,210
Telenor	147,855	2,482,303
Yara International	37,849	1,456,420
		15,636,352
Portugal–0.16%
Energias de Portugal	539,677	2,653,554
Galp Energia	97,481	904,184
Jeronimo Martins	53,648	862,679
		4,420,417
Singapore–1.05%
Ascendas Real Estate Investment Trust	596,688	1,427,833
CapitaLand	556,428	1,112,501
CapitaLand Commercial Trust	572,156	693,765
CapitaLand Mall Trust	545,400	776,241
City Developments	96,900	545,496
Dairy Farm International Holdings	72,100	272,508
DBS Group Holdings	357,095	5,249,775
Genting Singapore	1,288,800	636,178
Jardine Cycle & Carriage	22,288	295,842
Keppel	310,015	1,015,512
Mapletree Commercial Trust	425,700	611,548
Mapletree Logistics Trust	583,300	878,606
Oversea-Chinese Banking	653,078	4,061,319
†Singapore Airlines	245,550	628,381
Singapore Exchange	171,300	1,155,361
Singapore Technologies Engineering	338,800	863,371
Singapore Telecommunications	1,586,200	2,482,518
Suntec Real Estate Investment Trust	451,000	483,563
United Overseas Bank	246,785	3,476,507
UOL Group	98,851	485,721
Venture	58,600	832,062
Wilmar International	409,400	1,329,258
		29,313,866
Spain–2.21%
ACS Actividades de Construccion y Servicios	54,971	1,242,601
†Aena SME	13,701	1,907,569
Amadeus IT Group	91,515	5,082,375
†Banco Bilbao Vizcaya Argentaria	1,354,978	3,761,331
†Banco Santander	3,329,995	6,211,278
†Bankinter	143,679	618,531
CaixaBank	710,663	1,508,656
Cellnex Telecom	62,312	3,782,501

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Enagas	48,905	$ 1,128,392
Endesa	59,943	1,603,355
Ferrovial	98,181	2,384,856
†Grifols	60,616	1,743,020
Iberdrola	1,201,842	14,792,973
Industria de Diseno Textil	217,466	6,016,063
Mapfre	229,717	360,394
Naturgy Energy Group	55,524	1,113,515
Red Electrica	87,962	1,649,757
Repsol	314,700	2,125,991
Siemens Gamesa Renewable Energy	50,809	1,374,998
Telefonica	960,292	3,289,545
		61,697,701
Sweden–3.19%
†Alfa Laval	61,731	1,362,681
†ArcelorMittal	145,666	1,937,842
Assa Abloy Class B	198,389	4,638,358
Atlas Copco Class A	134,010	6,389,430
Atlas Copco Class B	76,126	3,177,035
†Boliden	58,293	1,729,590
Electrolux Class B	48,070	1,120,554
Epiroc Class A	131,609	1,906,520
Epiroc Class B	83,114	1,153,679
EQT	52,244	1,013,772
Essity Class B	119,559	4,036,461
Evolution Gaming Group	27,879	1,842,052
Hennes & Mauritz Class B	155,571	2,680,168
†Hexagon Class B	58,862	4,446,022
Husqvarna Class B	89,012	978,791
ICA Gruppen	19,291	980,017
†Industrivarden Class C	35,598	946,682
Investment AB Latour	32,465	762,729
Investor Class B	90,701	5,924,564
†Kinnevik AB	48,587	1,972,066
†L E Lundbergforetagen Class B	16,198	800,328
Lundin Energy	39,900	791,249
†Nibe Industrier Class B	68,382	1,757,490
†Sandvik	223,278	4,366,272
†Securitas Class B	66,735	1,020,171
†Skandinaviska Enskilda Banken Class A	318,208	2,826,188
Skanska Class B	69,126	1,459,845
SKF Class B	80,992	1,670,911
†Svenska Cellulosa Class B	132,858	1,821,408
†Svenska Handelsbanken Class A	303,246	2,537,188
†Swedbank Class A	176,489	2,763,042
Swedish Match	32,916	2,691,432
Tele2 Class B	106,430	1,500,550
Telefonaktiebolaget LM Ericsson Class B	583,842	6,389,122
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Telia	460,086	$ 1,882,274
†Volvo Class B	295,912	5,684,427
		88,960,910
Switzerland–10.46%
ABB	370,865	9,428,813
Adecco Group	30,794	1,624,855
†Alcon	98,082	5,560,826
Baloise Holding	9,065	1,334,590
Banque Cantonale Vaudoise	6,612	670,994
Barry Callebaut	643	1,432,194
Chocoladefabriken Lindt & Spruengli	212	1,789,486
Chocoladefabriken Lindt & Spruengli	21	1,871,045
Cie Financiere Richemont Class A	104,345	7,006,019
Clariant	42,447	837,356
Credit Suisse Group	493,436	4,925,822
EMS-Chemie Holding	1,745	1,567,822
Geberit	7,314	4,327,138
Givaudan	1,851	7,992,260
†Glencore	1,978,062	4,100,865
Julius Baer Group	45,432	1,929,604
Kuehne + Nagel International Class R	10,231	1,986,587
†LafargeHolcim	103,974	4,732,847
Logitech International	33,418	2,588,629
Lonza Group	14,976	9,242,217
Nestle	600,139	71,423,724
Novartis	447,054	38,815,156
Partners Group Holding	3,672	3,377,520
Roche Holding	141,571	48,493,809
Schindler Holding	12,517	3,410,104
SGS	1,258	3,371,235
†Siemens Energy	77,576	2,091,941
Sika	28,320	6,954,023
†Sonova Holding	11,123	2,818,736
Straumann Holding Class R	1,969	1,991,843
Swatch Group	5,499	1,281,736
Swatch Group (Swiss Exchange)	10,692	481,479
†Swiss Life Holding	6,485	2,453,868
Swiss Prime Site	13,839	1,256,853
Swiss Re	58,371	4,329,896
Swisscom	5,025	2,662,034
Temenos	13,307	1,788,520
†UBS Group (New York Shares)	737,045	8,234,932
Vifor Pharma	8,227	1,119,074
Zurich Insurance Group	30,177	10,523,172
		291,829,624

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–12.84%
3i Group	187,019	$ 2,401,571
Admiral Group	40,306	1,359,330
Anglo American	245,149	5,931,031
Ashtead Group	87,052	3,134,863
†Associated British Foods	72,394	1,742,917
AstraZeneca	266,617	29,131,748
†Auto Trader Group	198,040	1,437,850
AVEVA Group	13,641	841,354
Aviva	764,094	2,826,943
BAE Systems	633,891	3,936,785
†Barclays	3,436,984	4,335,953
†Barratt Developments	183,734	1,126,788
Berkeley Group Holdings	24,639	1,343,138
BHP Group	425,209	9,071,468
BP	4,098,694	11,853,335
British American Tobacco	460,071	16,503,333
British American Tobacco ADR	3,969	143,479
British Land	163,163	711,293
†BT Group	1,876,786	2,377,176
Bunzl	67,410	2,176,426
Burberry Group	88,739	1,778,701
Coca-Cola European Partners	44,629	1,753,192
†Coca-Cola HBC	42,498	1,049,395
Compass Group	355,096	5,334,168
Croda International	25,673	2,070,930
DCC	21,577	1,670,334
Diageo	472,945	16,245,034
Direct Line Insurance Group	293,049	1,022,069
Evraz	108,304	482,265
Experian	181,517	6,820,384
†Fiat Chrysler Automobiles	211,443	2,595,444
GlaxoSmithKline	1,017,258	19,071,030
Halma	77,108	2,329,575
Hargreaves Lansdown	72,808	1,464,570
Hikma Pharmaceuticals	31,884	1,068,665
HSBC Holdings (London Shares)	4,114,909	16,098,573
Imperial Brands	184,761	3,263,524
Informa	284,265	1,377,739
†InterContinental Hotels Group	35,141	1,844,565
Intertek Group	31,070	2,535,204
†J Sainsbury	376,349	926,620
†JD Sports Fashion	92,481	965,375
Johnson Matthey	41,247	1,253,411
†Kingfisher	436,260	1,671,050
†Land Securities Group	134,293	904,108
Legal & General Group	1,172,073	2,859,227
†Lloyds Banking Group	14,282,655	4,848,702
London Stock Exchange Group	63,002	7,227,389
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
M&G	494,069	$ 1,015,523
†Melrose Industries	964,635	1,430,414
Mondi	98,669	2,086,316
National Grid	704,399	8,090,827
†Next	26,761	2,051,687
†Ocado Group	96,918	3,427,915
Pearson	166,541	1,181,376
Persimmon	64,807	2,065,294
Prudential	522,411	7,495,714
Reckitt Benckiser Group	143,477	13,989,759
RELX (London Stock Exchange)	388,421	8,645,491
Rentokil Initial	357,766	2,472,825
Rio Tinto	226,722	13,642,408
†Rolls-Royce Holdings	389,757	647,132
†Royal Bank of Scotland Group	953,704	1,306,048
RSA Insurance Group	219,799	1,283,371
Sage Group	208,528	1,937,887
Schroders	26,494	920,129
Segro	250,471	3,010,044
Severn Trent	48,354	1,522,412
Smith & Nephew	171,726	3,363,995
Smiths Group	86,883	1,536,928
Spirax-Sarco Engineering	14,800	2,107,544
SSE	202,189	3,146,902
†St James's Place	113,154	1,361,287
†Standard Chartered	528,398	2,431,469
Standard Lifeerdeen	471,329	1,372,603
†Taylor Wimpey	750,423	1,049,307
Tesco	1,990,132	5,459,538
Unilever	236,201	14,562,535
Unilever CVA	295,813	17,963,933
United Utilities Group	138,566	1,530,652
Vodafone Group	5,373,977	7,122,823
†Whitbread	43,632	1,192,144
Wm Morrison Supermarkets	509,864	1,119,117
WPP	230,564	1,810,837
		358,272,210
Total Common Stock (Cost $2,158,329,437)		2,748,698,386
PREFERRED STOCKS–0.56%
Germany–0.56%
Bayerische Motoren Werke 5.70%	11,962	653,751
Fuchs Petrolub 2.36%	14,812	753,127
Henkel & Co. 1.99%	34,968	3,657,179
Porsche Automobil Holding 3.24%	28,687	1,706,646
Sartorius 0.29%	7,270	2,979,785

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Germany (continued)
Volkswagen 2.67%	36,996	$ 5,953,067
Total Preferred Stocks (Cost $12,051,452)		15,703,555

MONEY MARKET FUND–0.20%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	5,685,150	5,685,150
Total Money Market Fund (Cost $5,685,150)		5,685,150
TOTAL INVESTMENTS–99.26% (Cost $2,176,066,039)	$2,770,087,091
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	20,543,402
NET ASSETS APPLICABLE TO 305,628,596 SHARES OUTSTANDING–100.00%	$2,790,630,493

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/6/2009	$—	$—

The following futures contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
320	E-mini MSCI EAFE Index	$29,651,200	$30,182,069	12/18/20	$—	$(530,869)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
See accompanying notes.
LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$182,454,316	$—	$182,454,316
Austria	—	4,437,968	—	4,437,968
Belgium	—	24,651,688	—	24,651,688
Chile	—	1,109,160	—	1,109,160
China	2,234,232	1,948,726	—	4,182,958
Denmark	5,186,586	65,430,981	—	70,617,567
Finland	—	33,762,950	—	33,762,950
France	—	292,720,913	—	292,720,913
Germany	2,246,384	243,661,552	—	245,907,936
Greenland	—	4,478,255	—	4,478,255
Hong Kong	745,021	86,876,696	—	87,621,717
Ireland	591,663	19,039,231	—	19,630,894
Isle Of Man	—	1,553,217	—	1,553,217
Israel	6,967,153	9,101,046	—	16,068,199
Italy	—	57,579,202	—	57,579,202
Japan	885,839	719,807,989	—	720,693,828
Malta	—	—	—*	—
Netherlands	844,374	121,570,079	—	122,414,453
New Zealand	—	8,682,085	—	8,682,085
Norway	836,928	14,799,424	—	15,636,352
Portugal	—	4,420,417	—	4,420,417
Singapore	—	29,313,866	—	29,313,866
Spain	—	61,697,701	—	61,697,701
Sweden	—	88,960,910	—	88,960,910
Switzerland	2,091,941	289,737,683	—	291,829,624
United Kingdom	143,479	358,128,731	—	358,272,210
Preferred Stocks	—	15,703,555	—	15,703,555
Money Market Fund	5,685,150	—	—	5,685,150
Total Investments	$28,458,750	$2,741,628,341	$—	$2,770,087,091
Derivatives:

Liabilities:
Futures Contract	$(530,869)	$—	$—	$(530,869)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing international fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA International Index Fund–14